Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	PANBELA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-2805017
Entity Address, Address Line One	712 Vista Blvd, Suite 305
Entity Address, City or Town	Waconia
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55387
City Area Code	952
Local Phone Number	479-1196
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001029125
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	true